Related Parties Transactions and Balances (Details) - Schedule of balances with related parties - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of balances with related parties [Abstract]
Employees payable	$ 58	$ 53
Employees accrued vacation	141	110
Accrued bonuses & commissions	142	170
Accounts payable	71	69
Total	$ 412	$ 402